UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                    --------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Tybourne Capital Management (HK) Limited
Address:  2302 Cheung Kong Center
          2 Queen's Road Central
          Hong Kong

Form 13F File Number:  (To be determined after filing)
                       -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Tanvir Ghani
Title:      Chief Operating Officer
Phone:      (852) 3983-6868

Signature, Place and Date of Signing:

    /s/ Tanvir Ghani                 Hong Kong                 February 8, 2013
--------------------------      ------------------             ----------------
        [Signature]                [City, State]                    [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 14
                                               -------------------
Form 13F Information Table Value Total:             $444,193
                                               -------------------
                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                               TYBOURNE CAPITAL MANAGEMENT (HK) LIMITED
                                                      FORM 13F INFORMATION TABLE
                                                   Quarter Ended December 31, 2012


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                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC               COM              023135106   26,191   104,400 SH       SOLE                                 NONE
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102   23,147   313,292 SH       SOLE                                 NONE
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   15,454   682,000 SH       SOLE                                 NONE
GOOGLE INC                   CL A             38259P508   64,584    91,300 SH       SOLE                                 NONE
GOOGLE INC                   CL A             38259P508   38,906    55,000 SH  CALL SOLE                                 NONE
INTEL CORP                   COM              458140100   61,860 3,000,000 SH  PUT  SOLE                                 NONE
MASTERCARD INC               CL A             57636Q104   47,605    96,900 SH       SOLE                                 NONE
MEAD JOHNSON NUTRITION CO    COM              582839106   30,975   470,100 SH       SOLE                                 NONE
SALESFORCE COM INC           COM              79466L302   22,189   132,000 SH       SOLE                                 NONE
VERISIGN INC                 COM              92343E102   33,832   871,500 SH       SOLE                                 NONE
VISA INC                     COM CL A         92826C839   37,349   246,400 SH       SOLE                                 NONE
WORKDAY INC                  CL A             98138H101    4,831    88,642 SH       SOLE                                 NONE
YELP INC                     CL A             985817105   15,551   825,000 SH       SOLE                                 NONE
YUM BRANDS INC               COM              988498101   21,719   327,100 SH       SOLE                                 NONE